Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Basis Of Presentation [Abstract]
Nature of Operations and Basis of Presentation

1.	Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap broker and processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All significant intercompany transactions are eliminated.

Distributions are made to noncontrolling interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay their U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

In the first quarter of 2013, we began reporting the results of Nucor’s steel trading businesses and rebar distribution businesses in the steel mills segment. Previously, these businesses were reported in an “All other” category. These businesses were reclassified to the steel mills segment as part of a realignment of Nucor’s reportable segments to better reflect the way in which they are managed. The segment data for the comparable periods has also been reclassified into the steel mills segment in order to conform to the current year presentation. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is based primarily upon the similarity of the types of products produced and sold by each segment. Additionally, the composition of assets by segment at December 31, 2012, was reclassified to conform with the current presentation. This reclassification between segments did not have any impact on the consolidated asset balances.